Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)
Total Stages [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 4,596	[1]
Movements in financial assets including new business	507	[1]
Transfers due to changes in creditworthiness	0	[1]
Changes due to modifications that did not result in derecognition
Changes in models	0	[1]
Financial assets that have been derecognized during the period	(995)	[1],[2]
Recovery of written off amounts	172	[1]
Foreign exchange and other changes	(21)	[1]
Balance, end of reporting period	4,259	[1]
Provision for Credit Losses excluding country risk	507	[1],[3]
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	462	[1]
Movements in financial assets including new business	(132)	[1]
Transfers due to changes in creditworthiness	199	[1]
Changes due to modifications that did not result in derecognition
Changes in models	0	[1]
Financial assets that have been derecognized during the period	(6)	[1],[2]
Recovery of written off amounts	0	[1]
Foreign exchange and other changes	(14)	[1]
Balance, end of reporting period	509	[1]
Provision for Credit Losses excluding country risk	66	[1],[3]
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	494	[1]
Movements in financial assets including new business	215	[1]
Transfers due to changes in creditworthiness	(137)	[1]
Changes due to modifications that did not result in derecognition
Changes in models	0	[1]
Financial assets that have been derecognized during the period	(17)	[1],[2]
Recovery of written off amounts	0	[1]
Foreign exchange and other changes	(54)	[1]
Balance, end of reporting period	501	[1]
Provision for Credit Losses excluding country risk	78	[1],[3]
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	3,638	[1]
Movements in financial assets including new business	440	[1]
Transfers due to changes in creditworthiness	(62)	[1]
Changes due to modifications that did not result in derecognition
Changes in models	0	[1]
Financial assets that have been derecognized during the period	(972)	[1],[2]
Recovery of written off amounts	172	[1]
Foreign exchange and other changes	30	[1]
Balance, end of reporting period	3,247	[1]
Provision for Credit Losses excluding country risk	379	[1],[3]
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	3	[1]
Movements in financial assets including new business	(17)	[1]
Transfers due to changes in creditworthiness
Changes due to modifications that did not result in derecognition
Changes in models	0	[1]
Financial assets that have been derecognized during the period	0	[1],[2]
Recovery of written off amounts	0	[1]
Foreign exchange and other changes	17	[1]
Balance, end of reporting period	3	[1]
Provision for Credit Losses excluding country risk	€ (17)	[1],[3]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR 6 million as of Dec. 31, 2018.
[2]	This position includes charge offs of allowance for credit losses.
[3]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.